Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.54%
Communication services: 8.77%
Diversified telecommunication services: 0.25%
AT&T, Inc.	23,181	$342,847
Verizon Communications, Inc.	5,726	200,295
		543,142
Entertainment: 1.25%
Activision Blizzard, Inc.	4,040	371,640
Live Nation Entertainment, Inc.†	2,485	210,057
Netflix, Inc.†	4,344	1,883,906
Walt Disney Co.†	2,937	245,768
		2,711,371
Interactive media & services: 6.19%
Alphabet, Inc. Class A†	33,017	4,495,925
Alphabet, Inc. Class C†	33,227	4,563,728
Meta Platforms, Inc. Class A†	13,993	4,140,389
TripAdvisor, Inc.†	14,669	221,649
		13,421,691
Media: 1.08%
Comcast Corp. Class A	24,010	1,122,708
Interpublic Group of Cos., Inc.	13,556	442,061
Omnicom Group, Inc.	5,033	407,723
Trade Desk, Inc. Class A†	4,424	354,053
		2,326,545
Consumer discretionary: 10.20%
Automobile components: 0.19%
BorgWarner, Inc.	10,141	413,246
Automobiles: 2.11%
Ford Motor Co.	59,802	725,398
General Motors Co.	10,456	350,381
Tesla, Inc.†	13,524	3,490,274
		4,566,053
Broadline retail: 2.88%
Amazon.com, Inc.†	43,387	5,987,840
eBay, Inc.	5,722	256,231
		6,244,071
Hotels, restaurants & leisure: 1.89%
Airbnb, Inc. Class A†	5,101	671,037
Booking Holdings, Inc.†	144	447,124
Boyd Gaming Corp.	7,184	480,394
Chipotle Mexican Grill, Inc.†	116	223,490
Darden Restaurants, Inc.	1,528	237,619
Expedia Group, Inc.†	3,844	416,651
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 1

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Hotels, restaurants & leisure (continued)
McDonald’s Corp.	5,385	$1,513,993
Penn Entertainment, Inc.†	4,643	109,993
		4,100,301
Household durables: 1.01%
Lennar Corp. Class A	2,824	336,310
NVR, Inc.†	163	1,039,505
PulteGroup, Inc.	9,909	813,132
		2,188,947
Specialty retail: 1.50%
Home Depot, Inc.	5,808	1,918,383
O’Reilly Automotive, Inc.†	742	697,257
Ulta Beauty, Inc.†	1,533	636,241
		3,251,881
Textiles, apparel & luxury goods: 0.62%
Deckers Outdoor Corp.†	609	322,216
lululemon athletica, Inc.†	814	310,346
NIKE, Inc. Class B	7,040	716,038
		1,348,600
Consumer staples: 5.75%
Beverages: 0.58%
Coca-Cola Co.	13,334	797,773
PepsiCo, Inc.	2,546	452,985
		1,250,758
Consumer staples distribution & retail: 2.40%
BJ’s Wholesale Club Holdings, Inc.†	2,558	172,384
Costco Wholesale Corp.	3,234	1,776,371
Kroger Co.	20,285	941,021
Target Corp.	3,948	499,619
Walmart, Inc.	11,106	1,805,947
		5,195,342
Food products: 1.20%
Archer-Daniels-Midland Co.	14,358	1,138,589
Bunge Ltd.	3,438	393,032
Darling Ingredients, Inc.†	4,922	303,983
Hershey Co.	1,791	384,814
Lamb Weston Holdings, Inc.	976	95,072
Tyson Foods, Inc. Class A	5,436	289,576
		2,605,066
Household products: 0.68%
Procter & Gamble Co.	9,564	1,476,108
See accompanying notes to portfolio of investments
2 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Tobacco: 0.89%
Altria Group, Inc.	15,061	$665,998
Philip Morris International, Inc.	13,105	1,258,866
		1,924,864
Energy: 4.27%
Energy equipment & services: 0.37%
Halliburton Co.	20,532	792,946
Oil, gas & consumable fuels: 3.90%
Cheniere Energy, Inc.	2,593	423,178
Chevron Corp.	13,127	2,114,760
ConocoPhillips	7,319	871,180
EOG Resources, Inc.	946	121,674
EQT Corp.	6,491	280,541
Exxon Mobil Corp.	25,447	2,829,452
Marathon Petroleum Corp.	4,527	646,320
Phillips 66	2,452	279,920
Valero Energy Corp.	6,844	889,036
		8,456,061
Financials: 12.91%
Banks: 2.89%
Bank of America Corp.	44,878	1,286,652
Bank OZK	11,098	445,807
Citigroup, Inc.	22,667	935,920
JPMorgan Chase & Co.	17,189	2,515,266
U.S. Bancorp	12,954	473,210
Wells Fargo & Co.	14,596	602,669
		6,259,524
Capital markets: 1.97%
Ameriprise Financial, Inc.	918	309,898
Bank of New York Mellon Corp.	14,557	653,172
Charles Schwab Corp.	9,306	550,450
CME Group, Inc.	3,840	778,291
Coinbase Global, Inc. Class A†	1,571	125,052
Interactive Brokers Group, Inc. Class A	11,496	1,047,056
Jefferies Financial Group, Inc.	10,271	366,572
LPL Financial Holdings, Inc.	1,896	437,199
		4,267,690
Consumer finance: 0.47%
American Express Co.	1,715	270,953
Capital One Financial Corp.	3,432	351,402
Synchrony Financial	12,157	392,428
		1,014,783
Financial services: 5.12%
Berkshire Hathaway, Inc. Class B†	9,564	3,444,953
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 3

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Financial services (continued)
Corebridge Financial, Inc.	16,992	$302,967
Euronet Worldwide, Inc.†	2,873	250,985
FleetCor Technologies, Inc.†	1,369	371,998
Mastercard, Inc. Class A	4,642	1,915,475
MGIC Investment Corp.	20,429	359,142
PayPal Holdings, Inc.†	12,254	765,998
Visa, Inc. Class A	12,379	3,041,273
WEX, Inc.†	3,368	660,734
		11,113,525
Insurance: 2.46%
Arch Capital Group Ltd.†	8,779	674,754
Assurant, Inc.	3,312	461,461
Everest Group Ltd.	1,649	594,761
F&G Annuities & Life, Inc.	5,947	168,360
Hartford Financial Services Group, Inc.	9,849	707,355
MetLife, Inc.	15,646	991,018
Reinsurance Group of America, Inc.	4,960	687,555
Travelers Cos., Inc.	2,075	334,552
Unum Group	10,280	505,673
W R Berkley Corp.	3,346	206,984
		5,332,473
Health care: 13.24%
Biotechnology: 2.64%
AbbVie, Inc.	7,576	1,113,369
Amgen, Inc.	932	238,909
Biogen, Inc.†	1,604	428,845
Exelixis, Inc.†	33,270	744,915
Gilead Sciences, Inc.	6,979	533,754
Moderna, Inc.†	3,417	386,360
United Therapeutics Corp.†	3,669	823,177
Vertex Pharmaceuticals, Inc.†	4,150	1,445,611
		5,714,940
Health care equipment & supplies: 2.56%
Abbott Laboratories	12,357	1,271,535
Align Technology, Inc.†	481	178,037
Boston Scientific Corp.†	13,727	740,434
Edwards Lifesciences Corp.†	11,717	895,999
Hologic, Inc.†	11,593	866,461
Intuitive Surgical, Inc.†	3,273	1,023,402
Zimmer Biomet Holdings, Inc.	4,837	576,184
		5,552,052
Health care providers & services: 3.24%
AmerisourceBergen Corp.	5,693	1,001,854
Centene Corp.†	13,432	828,083
CVS Health Corp.	16,932	1,103,458
See accompanying notes to portfolio of investments
4 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Health care providers & services (continued)
Elevance Health, Inc.	1,141	$504,333
McKesson Corp.	3,191	1,315,713
Molina Healthcare, Inc.†	2,813	872,368
UnitedHealth Group, Inc.	2,939	1,400,669
		7,026,478
Health care technology: 0.19%
Doximity, Inc. Class A†	3,058	72,903
Veeva Systems, Inc. Class A†	1,615	337,050
		409,953
Life sciences tools & services: 0.74%
Danaher Corp.	2,015	533,975
Thermo Fisher Scientific, Inc.	1,906	1,061,833
		1,595,808
Pharmaceuticals: 3.87%
Bristol-Myers Squibb Co.	18,328	1,129,921
Eli Lilly & Co.	3,034	1,681,443
Johnson & Johnson	15,259	2,467,075
Merck & Co., Inc.	14,392	1,568,440
Organon & Co.	9,822	215,691
Pfizer, Inc.	37,588	1,329,864
		8,392,434
Industrials: 9.35%
Aerospace & defense: 1.37%
General Dynamics Corp.	2,321	526,031
Lockheed Martin Corp.	2,273	1,019,100
Northrop Grumman Corp.	1,114	482,462
Textron, Inc.	12,257	952,492
		2,980,085
Air freight & logistics: 0.85%
Expeditors International of Washington, Inc.	6,775	790,710
United Parcel Service, Inc. Class B	6,181	1,047,062
		1,837,772
Building products: 1.33%
Builders FirstSource, Inc.†	4,187	607,283
Carrier Global Corp.	14,883	855,028
Masco Corp.	4,629	273,157
Owens Corning	7,968	1,146,675
		2,882,143
Commercial services & supplies: 0.67%
Copart, Inc.†	15,946	714,859
Waste Management, Inc.	4,654	729,654
		1,444,513
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 5

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Construction & engineering: 0.35%
EMCOR Group, Inc.	3,366	$754,826
Electrical equipment: 1.11%
Acuity Brands, Inc.	2,036	328,366
AMETEK, Inc.	2,119	338,002
Emerson Electric Co.	8,132	798,969
nVent Electric PLC	6,048	341,954
Rockwell Automation, Inc.	1,917	598,257
		2,405,548
Ground transportation: 0.53%
CSX Corp.	18,166	548,613
Schneider National, Inc. Class B	7,893	228,187
Union Pacific Corp.	1,708	376,733
		1,153,533
Industrial conglomerates: 0.18%
3M Co.	1,715	182,939
Honeywell International, Inc.	1,127	211,808
		394,747
Machinery: 2.00%
AGCO Corp.	3,690	477,966
Allison Transmission Holdings, Inc.	16,032	969,134
Caterpillar, Inc.	1,785	501,817
Cummins, Inc.	798	183,572
Fortive Corp.	3,242	255,632
Otis Worldwide Corp.	4,324	369,918
PACCAR, Inc.	8,281	681,443
Parker-Hannifin Corp.	1,650	687,885
Timken Co.	2,721	207,939
		4,335,306
Passenger airlines: 0.34%
Copa Holdings SA Class A	2,071	210,621
United Airlines Holdings, Inc.†	10,701	533,017
		743,638
Professional services: 0.18%
Paycom Software, Inc.	1,327	391,253
Trading companies & distributors: 0.44%
MSC Industrial Direct Co., Inc. Class A	4,228	431,509
WW Grainger, Inc.	727	519,180
		950,689
Information technology: 26.87%
Communications equipment: 1.34%
Arista Networks, Inc.†	2,644	516,188
See accompanying notes to portfolio of investments
6 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Communications equipment (continued)
Cisco Systems, Inc.	38,185	$2,189,910
F5, Inc.†	1,268	207,521
		2,913,619
Electronic equipment, instruments & components: 0.54%
Jabil, Inc.	7,987	913,872
Keysight Technologies, Inc.†	1,976	263,401
		1,177,273
IT services: 1.10%
Accenture PLC Class A	4,572	1,480,277
Amdocs Ltd.	3,296	294,003
Cognizant Technology Solutions Corp. Class A	3,582	256,507
EPAM Systems, Inc.†	962	249,148
Snowflake, Inc. Class A†	627	98,345
		2,378,280
Semiconductors & semiconductor equipment: 6.88%
Advanced Micro Devices, Inc.†	4,650	491,598
Analog Devices, Inc.	4,122	749,297
Applied Materials, Inc.	8,053	1,230,176
Broadcom, Inc.	3,261	3,009,544
Enphase Energy, Inc.†	964	121,975
KLA Corp.	2,438	1,223,559
Lam Research Corp.	747	524,693
Microchip Technology, Inc.	13,334	1,091,254
NVIDIA Corp.	11,934	5,890,026
QUALCOMM, Inc.	4,977	570,016
		14,902,138
Software: 10.47%
Adobe, Inc.†	3,801	2,126,051
AppLovin Corp. Class A†	6,363	275,009
Atlassian Corp. Class A†	639	130,394
Cadence Design Systems, Inc.†	2,576	619,374
Crowdstrike Holdings, Inc. Class A†	1,498	244,219
Datadog, Inc. Class A†	805	77,666
Dropbox, Inc. Class A†	37,398	1,039,291
Fortinet, Inc.†	13,948	839,809
Intuit, Inc.	782	423,695
Manhattan Associates, Inc.†	1,175	238,079
Microsoft Corp.	38,602	12,652,192
Oracle Corp.	2,986	359,485
Salesforce, Inc.†	6,115	1,354,228
ServiceNow, Inc.†	623	366,841
Synopsys, Inc.†	1,952	895,753
VMware, Inc. Class A†	4,130	697,061
Zoom Video Communications, Inc. Class A†	5,041	358,062
		22,697,209
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 7

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Technology hardware, storage & peripherals: 6.54%
Apple, Inc.	75,485	$14,181,367
Materials: 2.04%
Chemicals: 1.13%
Albemarle Corp.	1,543	306,610
CF Industries Holdings, Inc.	10,830	834,668
Dow, Inc.	4,525	246,884
LyondellBasell Industries NV Class A	5,634	556,470
Mosaic Co.	4,906	190,598
Westlake Corp.	2,340	306,493
		2,441,723
Containers & packaging: 0.08%
Graphic Packaging Holding Co.	7,458	165,866
Metals & mining: 0.83%
Newmont Corp.	6,183	243,734
Nucor Corp.	2,796	481,192
Reliance Steel & Aluminum Co.	2,626	748,305
Steel Dynamics, Inc.	3,111	331,601
		1,804,832
Real estate: 2.29%
Hotel & resort REITs: 0.17%
Host Hotels & Resorts, Inc.	22,432	354,201
Industrial REITs : 0.37%
Prologis, Inc.	6,449	800,966
Residential REITs : 0.31%
AvalonBay Communities, Inc.	1,038	190,805
Equity Residential	7,498	486,095
		676,900
Retail REITs : 0.47%
NNN REIT, Inc.	6,209	244,572
Simon Property Group, Inc.	6,795	771,165
		1,015,737
Specialized REITs : 0.97%
CubeSmart	8,649	360,750
Extra Space Storage, Inc.	3,315	426,574
Gaming & Leisure Properties, Inc.	7,027	333,080
Public Storage	2,642	730,196
VICI Properties, Inc.	8,263	254,831
		2,105,431
Utilities: 1.85%
Electric utilities: 1.02%
American Electric Power Co., Inc.	10,100	791,840
See accompanying notes to portfolio of investments
8 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Electric utilities (continued)
Evergy, Inc.	4,788	$263,196
NextEra Energy, Inc.	4,914	328,255
PPL Corp.	13,345	332,558
Southern Co.	7,502	508,111
		2,223,960
Gas utilities: 0.38%
National Fuel Gas Co.	6,319	339,583
UGI Corp.	19,274	485,319
		824,902
Independent power and renewable electricity producers: 0.22%
Brookfield Renewable Corp. Class A	7,853	219,491
Vistra Corp.	8,052	252,994
		472,485
Multi-utilities: 0.23%
Consolidated Edison, Inc.	1,686	149,987
DTE Energy Co.	3,367	348,080
		498,067
Total common stocks (Cost $135,083,682)		211,405,662

		Yield
Short-term investments: 2.19%
Investment companies: 2.19%
Allspring Government Money Market Fund Select Class♠∞		5.26%	4,750,875	4,750,875
Total short-term investments (Cost $4,750,875)				4,750,875
Total investments in securities (Cost $139,834,557)	99.73%			216,156,537
Other assets and liabilities, net	0.27			595,642
Total net assets	100.00%			$216,752,179

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 9

Portfolio of investments—August 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,921,909	$17,594,606	$(14,765,640)	$0	$0	$4,750,875	4,750,875	$40,315
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	22	9-15-2023	$4,880,822	$4,967,600	$86,778	$0
See accompanying notes to portfolio of investments
10 | Allspring Disciplined Large Cap Portfolio

Notes to portfolio of investments—August 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Disciplined Large Cap Portfolio | 11

Notes to portfolio of investments—August 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$19,002,749	$0	$0	$19,002,749
Consumer discretionary	22,113,099	0	0	22,113,099
Consumer staples	12,452,138	0	0	12,452,138
Energy	9,249,007	0	0	9,249,007
Financials	27,987,995	0	0	27,987,995
Health care	28,691,665	0	0	28,691,665
Industrials	20,274,053	0	0	20,274,053
Information technology	58,249,886	0	0	58,249,886
Materials	4,412,421	0	0	4,412,421
Real estate	4,953,235	0	0	4,953,235
Utilities	4,019,414	0	0	4,019,414
Short-term investments
Investment companies	4,750,875	0	0	4,750,875
	216,156,537	0	0	216,156,537
Futures contracts	86,778	0	0	86,778
Total assets	$216,243,315	$0	$0	$216,243,315
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of August 31, 2023, $349,800 was segregated as cash collateral for these open futures contracts.
For the three months ended August 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
12 | Allspring Disciplined Large Cap Portfolio